                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment           [ ] Amendment Number: _______

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BP Capital Management, L.P.
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-10378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Managing Director
Phone: (214) 265-4165

Signature, Place, and Date of Signing:


/s/ Robert L. Stillwell                 Dallas, TX             February 16, 2010
-------------------------------------   --------------------   -----------------
(Signature)                             (City, State)          (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               1
Form 13F Information Table Entry Total:         19
Form 13F Information Table Value Total:    224,545
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
1     28-12876               TBP Investments Management, LLC

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ------------- --------- -------- ------------------ ---------- -------- -------------------
                                TITLE OF               VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
       NAME OF ISSUER            CLASS       CUSIP    (X1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE   SHARED  NONE
---------------------------- ------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
ANADARKO PETE CORP                COM      032511107    6,645   106,456 SH  N/A  DEFINED        1      0    106,456    0
CABOT OIL & GAS CORP              COM      127097103   14,051   322,346 SH  N/A  DEFINED        1      0    322,346    0
CANADIAN NAT RES LTD              COM      136385101    3,422    47,560 SH  N/A  DEFINED        1      0     47,560    0
CHESAPEAKE ENERGY CORP            COM      165167107   15,987   617,751 SH  N/A  DEFINED        1      0    617,751    0
DEVON ENERGY CORP NEW             COM      25179M103   21,125   287,414 SH  N/A  DEFINED        1      0    287,414    0
FLUOR CORP NEW                    COM      343412102    5,355   118,899 SH  N/A  DEFINED        1      0    118,899    0
FOREST OIL CORP              COM PAR $0.01 346091705   10,680   480,018 SH  N/A  DEFINED        1      0    480,018    0
FOSTER WHEELER AG                 COM      H27178104    4,901   166,459 SH  N/A  DEFINED        1      0    166,459    0
GASTAR EXPL LTD                 COM NEW    367299203    5,284 1,103,111 SH  N/A  DEFINED        1      0  1,103,111    0
HESS CORP                         COM      42809H107   23,967   396,156 SH  N/A  DEFINED        1      0    396,156    0
MCMORAN EXPLORATION CO            COM      582411104    7,911   986,425 SH  N/A  DEFINED        1      0    986,425    0
OCCIDENTAL PETE CORP DEL          COM      674599105   17,320   212,912 SH  N/A  DEFINED        1      0    212,912    0
QUESTAR CORP                      COM      748356102    9,913   238,461 SH  N/A  DEFINED        1      0    238,461    0
SANDRIDGE ENERGY INC              COM      80007P307   14,785 1,567,860 SH  N/A  DEFINED        1      0  1,567,860    0
SMITH INTL INC                    COM      832110100    5,360   197,285 SH  N/A  DEFINED        1      0    197,285    0
SUNCOR ENERGY INC NEW             COM      867224107   11,270   319,187 SH  N/A  DEFINED        1      0    319,187    0
TRANSATLANTIC PETROLEUM LTD       SHS      G89982105    6,840 2,000,000 SH  N/A  DEFINED        1      0  2,000,000    0
TRANSOCEAN LTD                  REG SHS    H8817H100   28,647   345,980 SH  N/A  DEFINED        1      0    345,980    0
WEATHERFORD INTERNATIONAL LT      REG      H27013103   11,082   618,781 SH  N/A  DEFINED        1      0    618,781    0